Taxes - Schedule of Income Tax Expense (Benefit) (Details) - Income Tax Expenses [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax expenses (benefit)
Total income tax expenses (benefit)		$ 54,531	$ 115,031
Continuing Operations [Member]
Deferred income tax expenses (benefit)
Total income tax from continuing operations		187,706	115,094
Continuing Operations [Member] | PRC [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)		187,706
Deferred income tax expenses (benefit)
Deferred income tax (benefit) expenses			115,094
Continuing Operations [Member] | Hong Kong [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)
Deferred income tax expenses (benefit)
Deferred income tax (benefit) expenses
Continuing Operations [Member] | Other [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)
Deferred income tax expenses (benefit)
Deferred income tax (benefit) expenses
Discontinued Operations [Member]
Deferred income tax expenses (benefit)
Total income tax from discontinued operations		(133,175)	(63)
Discontinued Operations [Member] | PRC [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)		(133,175)	62
Deferred income tax expenses (benefit)
Deferred income tax (benefit) expenses			(1)
Discontinued Operations [Member] | Hong Kong [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)
Deferred income tax expenses (benefit)
Deferred income tax (benefit) expenses
Discontinued Operations [Member] | Other [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)
Deferred income tax expenses (benefit)
Deferred income tax (benefit) expenses